CAPITAL MANAGEMENT (Schedule of classification of each class of financial assets/liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Loans and receivables at amortised cost
Cash and cash equivalents	$ 10,453	$ 25,910
Liabilities at amortised cost
Exchangeable note	(210)	(83,312)
Convertible loan note	13,372		$ 0
Fair value through profit and loss (FVPL)
Derivative financial asset – early repayment option	140	0
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	12,793	13,290
Cash and cash equivalents	10,453	25,910
Finance lease receivable	200	293
Loans and receivables at amortised cost	23,446	39,493
Liabilities at amortised cost
Exchangeable note	0	0
Senior secured term loan	0
Convertible loan note	0
Lease liabilities	(14,541)	(15,845)
Trade and other payables (excluding deferred income)	(11,704)	(14,986)
Provisions	(50)	(50)
Liabilities at amortised cost	(26,295)	(30,881)
Fair value through profit and loss (FVPL)
Derivative financial asset – early repayment option	0
Derivative financial liability – warrant	0
Fair value through profit and loss (FVPL)	0
Financial assets/liabilities	(2,849)	8,612
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Finance lease receivable	0	0
Loans and receivables at amortised cost	0	0
Liabilities at amortised cost
Exchangeable note	(210)	(83,312)
Senior secured term loan	(43,990)
Convertible loan note	(13,372)
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Liabilities at amortised cost	(57,572)	(83,312)
Fair value through profit and loss (FVPL)
Derivative financial asset – early repayment option	140
Derivative financial liability – warrant	(2,002)
Fair value through profit and loss (FVPL)	(1,862)
Financial assets/liabilities	(59,434)	(83,312)
Total carrying amount [Member]
Loans and receivables at amortised cost
Trade receivables	12,793	13,290
Cash and cash equivalents	10,453	25,910
Finance lease receivable	200	293
Loans and receivables at amortised cost	23,446	39,493
Liabilities at amortised cost
Exchangeable note	(210)	(83,312)
Senior secured term loan	(43,990)
Convertible loan note	(13,372)
Lease liabilities	(14,541)	(15,845)
Trade and other payables (excluding deferred income)	(11,704)	(14,986)
Provisions	(50)	(50)
Liabilities at amortised cost	(83,867)	(114,193)
Fair value through profit and loss (FVPL)
Derivative financial asset – early repayment option	140
Derivative financial liability – warrant	(2,002)
Fair value through profit and loss (FVPL)	(1,862)
Financial assets/liabilities	(62,283)	(74,700)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	12,793	13,290
Cash and cash equivalents	10,453	25,910
Finance lease receivable	200	293
Loans and receivables at amortised cost	23,446	39,493
Liabilities at amortised cost
Exchangeable note	(210)	(83,312)
Senior secured term loan	(43,990)
Convertible loan note	(13,372)
Lease liabilities	(14,541)	(15,845)
Trade and other payables (excluding deferred income)	(11,704)	(14,986)
Provisions	(50)	(50)
Liabilities at amortised cost	(83,867)	(114,193)
Fair value through profit and loss (FVPL)
Derivative financial asset – early repayment option	140
Derivative financial liability – warrant	(2,002)
Fair value through profit and loss (FVPL)	(1,862)
Financial assets/liabilities	$ (62,283)	$ (74,700)